1. Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Earnings Available to Common Shareholders
Basic earnings per common share									$ 9,633	$ 9,388	$ 6,035
Effect of dilutive securities: Restricted stock units and stock options									0	0	0
Diluted earnings per common share									$ 9,633	$ 9,388	$ 6,035
Common Shares
Basic earnings per common share (in shares)									5,559,235	5,615,666	5,613,495
Effect of dilutive securities: Restricted stock units and stock options (in shares)									47,954	26,326	9,725
Diluted earnings per common share (in shares)									5,607,189	5,641,992	5,623,220
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 0.40	$ 0.45	$ 0.47	$ 0.41	$ 0.33	$ 0.43	$ 0.45	$ 0.46	$ 1.73	$ 1.67	$ 1.08
Diluted earnings per common share (in dollars per share)	$ 0.39	$ 0.45	$ 0.47	$ 0.41	$ 0.32	$ 0.43	$ 0.45	$ 0.46	$ 1.72	$ 1.66	$ 1.07